Shareholder Report, Holdings (Details)	Dec. 31, 2025
Capital Group Core Bond ETF | Other bonds, notes & debt instruments [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.06%
Capital Group Core Bond ETF | Bonds & notes of governments & government agencies outside the U.S. [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.52%
Capital Group Core Bond ETF | U.S. Corporate bonds & notes [Member]
Holdings [Line Items]
Percent of Net Asset Value	27.65%
Capital Group Core Bond ETF | Corporate bonds & notes of issuers outside the U.S.[Member]
Holdings [Line Items]
Percent of Net Asset Value	13.11%
Capital Group Core Bond ETF | Mortgage-backed obligations [Member]
Holdings [Line Items]
Percent of Net Asset Value	31.31%
Capital Group Core Bond ETF | Assest-backed obligations [Member]
Holdings [Line Items]
Percent of Net Asset Value	9.29%
Capital Group Core Bond ETF | U.S. Treasury bonds & notes [Member]
Holdings [Line Items]
Percent of Net Asset Value	14.49%
Capital Group Core Bond ETF | Short-term securities & other assets less liabilities [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.57%	[1]
Capital Group Core Plus Income ETF | Bonds & notes of governments & government agencies outside the U.S. [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.53%
Capital Group Core Plus Income ETF | U.S. Corporate bonds & notes [Member]
Holdings [Line Items]
Percent of Net Asset Value	26.79%
Capital Group Core Plus Income ETF | Corporate bonds & notes of issuers outside the U.S.[Member]
Holdings [Line Items]
Percent of Net Asset Value	3.94%
Capital Group Core Plus Income ETF | Mortgage-backed obligations [Member]
Holdings [Line Items]
Percent of Net Asset Value	42.15%
Capital Group Core Plus Income ETF | Assest-backed obligations [Member]
Holdings [Line Items]
Percent of Net Asset Value	7.25%
Capital Group Core Plus Income ETF | Loans [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.27%
Capital Group Core Plus Income ETF | U.S. Treasury bonds & notes [Member]
Holdings [Line Items]
Percent of Net Asset Value	15.90%
Capital Group Core Plus Income ETF | Municipals [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.06%
Capital Group Core Plus Income ETF | Common stock [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.00%	[2]
Capital Group Core Plus Income ETF | Short-term securities & other assets less liabilities [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.11%	[1]
Capital Group High Yield Bond ETF | U.S. Corporate bonds & notes [Member]
Holdings [Line Items]
Percent of Net Asset Value	73.99%
Capital Group High Yield Bond ETF | Corporate bonds & notes of issuers outside the U.S.[Member]
Holdings [Line Items]
Percent of Net Asset Value	11.78%
Capital Group High Yield Bond ETF | Loans [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.59%
Capital Group High Yield Bond ETF | Common stock [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.26%
Capital Group High Yield Bond ETF | Other securities [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.35%
Capital Group High Yield Bond ETF | Short-term securities & other assets less liabilities [Member]
Holdings [Line Items]
Percent of Net Asset Value	9.03%	[1]
Capital Group International Bond ETF (USD-Hedged) | Federal agency bonds & notes [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.44%
Capital Group International Bond ETF (USD-Hedged) | Bonds & notes of governments & government agencies outside the U.S. [Member]
Holdings [Line Items]
Percent of Net Asset Value	78.77%
Capital Group International Bond ETF (USD-Hedged) | U.S. Corporate bonds & notes [Member]
Holdings [Line Items]
Percent of Net Asset Value	6.23%
Capital Group International Bond ETF (USD-Hedged) | Corporate bonds & notes of issuers outside the U.S.[Member]
Holdings [Line Items]
Percent of Net Asset Value	8.67%
Capital Group International Bond ETF (USD-Hedged) | Mortgage-backed obligations [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.19%
Capital Group International Bond ETF (USD-Hedged) | Assest-backed obligations [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.30%
Capital Group International Bond ETF (USD-Hedged) | U.S. Treasury bonds & notes [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.08%
Capital Group International Bond ETF (USD-Hedged) | Short-term securities & other assets less liabilities [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.32%	[1]
Capital Group Municipal Income ETF | AAA/Aaa [Member]
Holdings [Line Items]
Percent of Net Asset Value	15.19%	[3]
Capital Group Municipal Income ETF | AA/Aa [Member]
Holdings [Line Items]
Percent of Net Asset Value	40.11%	[3]
Capital Group Municipal Income ETF | A/A [Member]
Holdings [Line Items]
Percent of Net Asset Value	20.42%	[3]
Capital Group Municipal Income ETF | BBB/Baa [Member]
Holdings [Line Items]
Percent of Net Asset Value	7.10%	[3]
Capital Group Municipal Income ETF | Below Investment Grade [Member]
Holdings [Line Items]
Percent of Net Asset Value	10.04%	[3]
Capital Group Municipal Income ETF | Unrated [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.09%	[3]
Capital Group Municipal Income ETF | Short-term securities & other assets less liabilities [Member]
Holdings [Line Items]
Percent of Net Asset Value	7.05%	[1],[3]
Capital Group Municipal High-Income ETF | AAA/Aaa [Member]
Holdings [Line Items]
Percent of Net Asset Value	4.15%	[3]
Capital Group Municipal High-Income ETF | AA/Aa [Member]
Holdings [Line Items]
Percent of Net Asset Value	17.44%	[3]
Capital Group Municipal High-Income ETF | A/A [Member]
Holdings [Line Items]
Percent of Net Asset Value	13.12%	[3]
Capital Group Municipal High-Income ETF | BBB/Baa [Member]
Holdings [Line Items]
Percent of Net Asset Value	21.15%	[3]
Capital Group Municipal High-Income ETF | Below Investment Grade [Member]
Holdings [Line Items]
Percent of Net Asset Value	40.07%	[3]
Capital Group Municipal High-Income ETF | Unrated [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.11%	[3]
Capital Group Municipal High-Income ETF | Short-term securities & other assets less liabilities [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.96%	[3]
Capital Group Short Duration Income ETF | Bonds & notes of governments & government agencies outside the U.S. [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.33%
Capital Group Short Duration Income ETF | U.S. Corporate bonds & notes [Member]
Holdings [Line Items]
Percent of Net Asset Value	31.71%
Capital Group Short Duration Income ETF | Corporate bonds & notes of issuers outside the U.S.[Member]
Holdings [Line Items]
Percent of Net Asset Value	7.34%
Capital Group Short Duration Income ETF | Mortgage-backed obligations [Member]
Holdings [Line Items]
Percent of Net Asset Value	32.53%
Capital Group Short Duration Income ETF | Assest-backed obligations [Member]
Holdings [Line Items]
Percent of Net Asset Value	24.09%
Capital Group Short Duration Income ETF | Loans [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.09%
Capital Group Short Duration Income ETF | U.S. Treasury bonds & notes [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.07%
Capital Group Short Duration Income ETF | Short-term securities & other assets less liabilities [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.84%	[1]
Capital Group Short Duration Municipal Income ETF | AAA/Aaa [Member]
Holdings [Line Items]
Percent of Net Asset Value	13.51%	[3]
Capital Group Short Duration Municipal Income ETF | AA/Aa [Member]
Holdings [Line Items]
Percent of Net Asset Value	48.24%	[3]
Capital Group Short Duration Municipal Income ETF | A/A [Member]
Holdings [Line Items]
Percent of Net Asset Value	18.92%	[3]
Capital Group Short Duration Municipal Income ETF | BBB/Baa [Member]
Holdings [Line Items]
Percent of Net Asset Value	5.31%	[3]
Capital Group Short Duration Municipal Income ETF | Below Investment Grade [Member]
Holdings [Line Items]
Percent of Net Asset Value	7.38%	[3]
Capital Group Short Duration Municipal Income ETF | Unrated [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.82%	[3]
Capital Group Short Duration Municipal Income ETF | Short-term securities & other assets less liabilities [Member]
Holdings [Line Items]
Percent of Net Asset Value	5.82%	[1],[3]
Capital Group Ultra Short Income ETF | U.S. Corporate bonds & notes [Member]
Holdings [Line Items]
Percent of Net Asset Value	40.92%
Capital Group Ultra Short Income ETF | Corporate bonds & notes of issuers outside the U.S.[Member]
Holdings [Line Items]
Percent of Net Asset Value	11.12%
Capital Group Ultra Short Income ETF | Mortgage-backed obligations [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.81%
Capital Group Ultra Short Income ETF | Assest-backed obligations [Member]
Holdings [Line Items]
Percent of Net Asset Value	22.25%
Capital Group Ultra Short Income ETF | Short-term securities & other assets less liabilities [Member]
Holdings [Line Items]
Percent of Net Asset Value	21.90%	[1]
Capital Group U.S. Multi-Sector Income ETF | U.S. Corporate bonds & notes [Member]
Holdings [Line Items]
Percent of Net Asset Value	61.29%
Capital Group U.S. Multi-Sector Income ETF | Corporate bonds & notes of issuers outside the U.S.[Member]
Holdings [Line Items]
Percent of Net Asset Value	8.85%
Capital Group U.S. Multi-Sector Income ETF | Mortgage-backed obligations [Member]
Holdings [Line Items]
Percent of Net Asset Value	15.60%
Capital Group U.S. Multi-Sector Income ETF | Assest-backed obligations [Member]
Holdings [Line Items]
Percent of Net Asset Value	7.77%
Capital Group U.S. Multi-Sector Income ETF | Loans [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.29%
Capital Group U.S. Multi-Sector Income ETF | U.S. Treasury bonds & notes [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.24%
Capital Group U.S. Multi-Sector Income ETF | Municipals [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.05%
Capital Group U.S. Multi-Sector Income ETF | Common stock [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.04%
Capital Group U.S. Multi-Sector Income ETF | Other securities [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.13%
Capital Group U.S. Multi-Sector Income ETF | Options purchased [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.01%
Capital Group U.S. Multi-Sector Income ETF | Short-term securities & other assets less liabilities [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.73%	[1]

[1]	Includes derivatives.
[2]	Less than 0.01%.
[3]	Bond ratings, which typically range from AAA/Aaa (highest) to D (lowest), are assigned by credit rating agencies such as Standard & Poor’s, Moody’s and/or Fitch as an indication of an issuer’s creditworthiness. In assigning a credit rating to a security, the fund looks specifically to the ratings assigned to the issuer of the security by Standard & Poor’s, Moody’s and/or Fitch. If agency ratings differ, the security will be considered to have received the highest of those ratings, consistent with the fund’s investment policies. Securities in the “unrated“ category (above) have not been rated by a rating agency; however, the investment adviser performs its own credit analysis and assigns comparable ratings that are used for compliance with the fund’s investment policies.